Related Parties - Schedule of Related Parties (Details) - USD ($)		6 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Dec. 31, 2008	Oct. 31, 2025
Due from related parties
Due from related parties		$ 347			$ 490
Borrowing		0	$ 0
Repayment		0	38,901
Dingxin Sun [Member]
Due from related parties
Due from related parties	[1]	347			$ 490
Borrowing	[1]	0	0
Repayment	[1]	0	38,901
Shandong Dingxin Energy Saving Technology Group Co. Ltd. [Member]
Due from related parties
Nature	[2]			Office Rental
Transactions with related parties	[2]	$ 28,754	$ 27,518

[1]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[2]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.